Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Initial Class
April 30, 2026
Prospectus

Adam Benjamin no longer serves as Portfolio Manager of Technology Portfolio.
The following information replaces similar information for Technology Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Portfolio Manager) has managed the fund since 2026.
The following information replaces the biographical information for Technology Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi is Portfolio Manager of VIP Technology Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.
VIPFCI-PSTK-0726-173 1.765122.173	July 15, 2026
Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Investor Class
April 30, 2026
Prospectus

Adam Benjamin no longer serves as Portfolio Manager of Technology Portfolio.
The following information replaces similar information for Technology Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Portfolio Manager) has managed the fund since 2026.
The following information replaces the biographical information for Technology Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi is Portfolio Manager of VIP Technology Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.
VIPINVF-PSTK-0726-152 1.824639.152	July 15, 2026
Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Service Class 2
April 30, 2026
Prospectus

Adam Benjamin no longer serves as Portfolio Manager of Technology Portfolio.
The following information replaces similar information for Technology Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Portfolio Manager) has managed the fund since 2026.
The following information replaces the biographical information for Technology Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi is Portfolio Manager of VIP Technology Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.
VIPSF-SC2-PSTK-0726-103 1.9911403.103	July 15, 2026